BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF DEPRECIATION AND AMORTIZATION RATE
Equipment	Depreciation rate
Exploration equipment	20%
Computer software	50%
Computer equipment	55%